Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2016